FINANCIAL ASSETS AND LIABILITIES - Summary of Ageing of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 3,927,542	R$ 2,745,853
Expected credit losses [member]
Disclosure of Trade Receivables [line items]
Trade receivables	(154,618)	(115,052)
Not overdue [member]
Disclosure of Trade Receivables [line items]
Trade receivables	3,514,756	2,484,633
Up to 30 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	376,868	206,244
Overdue From 31 to 60 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	40,389	21,130
Overdue From 61 to 90 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	20,254	22,351
More than 90 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 129,893	R$ 126,547